Long-term debt (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of long-term debt

	June 30, 2024	March 31, 2024
Loan from the director of ATGBA	$833	$834
Loan from an affiliate	737	498
Non-current portion of vehicle loan	105	108
	$1,675	$1,440

	As of March 31,
	2024	2023
Loan from the director of ATGBA	$834	$845
Loan from an affiliate	498	-
Non-current portion of vehicle loan	108	124
	$1,440	$969

Schedule of future maturities of debt

2025	$10
2026	848
2027	591
2028	240
Total future maturities of debt	$1,689

2025	$13
2026	849
2027	591
Total future maturities of debt	$1,453